RELATED PARTY TRANSACTIONS - Associates and Joint Arrangements (Details) - Total for all subsidiaries - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Revenue	$ 51	$ 45
Purchases and lease payments	174	231
Accounts receivable	95	101
Accounts payable and other liabilities	$ 300	$ 163